Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	For the Years Ended December 31,
	2018	2017

Revenue	$-	$2,246,767
Cost of revenue	-	(8,066)
Operating expenses	-	(845,420)
Interest expense	-	(32)
Other income	-	1,155,815
Loss on disposal of Yin Hang	-	(5,127,174)

Loss from discontinued operations before income taxes	$-	$(2,578,110)
Provision for income taxes	-	(348,313)

Loss from discontinued operations	$-	$(2,926,423)